8. RELATED PARTY TRANSACTIONS AND BALANCES	12 Months Ended
Dec. 31, 2021
Notes
8. RELATED PARTY TRANSACTIONS AND BALANCES

8. RELATED PARTY TRANSACTIONS AND BALANCES

The aggregate value of transactions and outstanding balances relating to key management personnel and entities over which they have control or significant influence were as follows:

For the year ended December 31, 2021

	Short-term employee benefits	Post-employment benefits	Other long-term benefits	Termination benefits	Other expenses	Share-based payments	Total
Paul W. Kuhn (e) Chief Executive Officer, Director	$ 150,000	$ Nil	$ Nil	$ Nil	$ Nil	$ Nil	$ 150,000

For the year ended December 31, 2020

	Short-term employee benefits	Post-employment benefits	Other long-term benefits	Termination benefits	Other expenses	Share-based payments	Total
Paul W. Kuhn (e) Chief Executive Officer, Director	$ 150,000	$ Nil	$ Nil	$ Nil	$ Nil	$ Nil	$ 150,000

For the year ended December 31, 2019

	Short-term employee benefits	Post-employment benefits	Other long-term benefits	Termination benefits	Other expenses	Share-based payments	Total
Paul W. Kuhn (e) Chief Executive Officer, Director	$ 163,766	$ Nil	$ Nil	$ Nil	$ 53,482	$ Nil	$ 217,248
Paul L. Nelles (c) Director	$ 8,070	$ Nil	$ Nil	$ Nil	$ Nil	$ Nil	$ 8,070
Frank Hogel Director	$ Nil	$,Nil	$ Nil	$ Nil	$ Nil	$ 5,530	$ 5,530

Related party liabilities

		Years ended
	Services / Advances	December 31, 2021	December 31, 2020	December 31, 2019	As at December 31, 2021	As at December 31, 2020
Amounts due to:
Pacific Opportunity Capital Ltd. (a)	Rent, management, accounting, marketing and financing services	$94,200	$132,435	$198,158	$ 534,488 (b)	$ 456,055 (b)
Paul W. Kuhn (e)	Consulting, salaries, housing allowance and share-based payment	$150,000	$150,000	$217,248	$ 122,140 (f)	$282,633
Mark T. Brown (d)	Short-term loan and expense reimbursement	$ Nil	$ Nil	$16,000	$ Nil	$ Nil
Paul L. Nelles (c)	Salaries and share-based payment	$ Nil	$ Nil	$8,070	$14,391	$15,608
TOTAL:		$244,200	$282,435	$439,476	$671,019	$754,296
(e)On June 1, 2019, the Company entered into a Contract for Services (the “Contract”) with a contractor to serve as the Company’s president and chief executive officer. The contractor is responsible for providing technical oversight and guidance, establishing corporate goals and objectives and setting and implementing corporate strategies. Pursuant to the Contract:  •The contractor will receive a fee of $12,500 per month and a rent allowance of €4,000 for the first four months;

•If the Company is substantially sold or has a change of control (as defined), the contractor will receive a payment equal to two years of fees; and

•The contract remains effective until terminated in writing by either the Company or the contractor. The Company may terminate the contract at any time without notice or payment in lieu thereof for cause or at any time without cause by providing six months’ written notice or by paying the contractor in lieu of notice. The contractor may terminate the contract at any time by providing the Company with three months’ written notice.

(f)Subsequently, the Company settled $75,000 of this amount by issuing 1,000,000 shares (Note 16(b)).